Subsidiaries (Details)	Dec. 31, 2014
Ardmore Shipping LLC [Member]
Subsidiary or Equity Method Investee [Line Items]
Ownership (%) (in hundredths)	100.00%
Ardmore Shipholding Limited [Member]
Subsidiary or Equity Method Investee [Line Items]
Ownership (%) (in hundredths)	100.00%
Ardmore Shipping (Bermuda) Limited [Member]
Subsidiary or Equity Method Investee [Line Items]
Ownership (%) (in hundredths)	100.00%
Ardmore Shipping Services (Ireland) Limited [Member]
Subsidiary or Equity Method Investee [Line Items]
Ownership (%) (in hundredths)	100.00%
Fastnet Shipco LLC [Member]
Subsidiary or Equity Method Investee [Line Items]
Ownership (%) (in hundredths)	100.00%
Rockall Shipco LLC [Member]
Subsidiary or Equity Method Investee [Line Items]
Ownership (%) (in hundredths)	100.00%
Shannon Shipco LLC [Member]
Subsidiary or Equity Method Investee [Line Items]
Ownership (%) (in hundredths)	100.00%
Malin Shipco LLC [Member]
Subsidiary or Equity Method Investee [Line Items]
Ownership (%) (in hundredths)	100.00%
Tyne Shipco LLC [Member]
Subsidiary or Equity Method Investee [Line Items]
Ownership (%) (in hundredths)	100.00%
Forties Shipco LLC [Member]
Subsidiary or Equity Method Investee [Line Items]
Ownership (%) (in hundredths)	100.00%
Fitzroy Shipco LLC [Member]
Subsidiary or Equity Method Investee [Line Items]
Ownership (%) (in hundredths)	100.00%
Bailey Shipco LLC [Member]
Subsidiary or Equity Method Investee [Line Items]
Ownership (%) (in hundredths)	100.00%
Forth Shipco LLC [Member]
Subsidiary or Equity Method Investee [Line Items]
Ownership (%) (in hundredths)	100.00%
Viking Shipco LLC [Member]
Subsidiary or Equity Method Investee [Line Items]
Ownership (%) (in hundredths)	100.00%
Ardmore Chartering LLC [Member]
Subsidiary or Equity Method Investee [Line Items]
Ownership (%) (in hundredths)	100.00%
Cromarty Shipco LLC [Member]
Subsidiary or Equity Method Investee [Line Items]
Ownership (%) (in hundredths)	100.00%
Dogger Shipco LLC [Member]
Subsidiary or Equity Method Investee [Line Items]
Ownership (%) (in hundredths)	100.00%
Fisher Shipco LLC [Member]
Subsidiary or Equity Method Investee [Line Items]
Ownership (%) (in hundredths)	100.00%
Humber Shipco LLC [Member]
Subsidiary or Equity Method Investee [Line Items]
Ownership (%) (in hundredths)	100.00%
Wight Shipco LLC [Member]
Subsidiary or Equity Method Investee [Line Items]
Ownership (%) (in hundredths)	100.00%
Lundy Shipco LLC [Member]
Subsidiary or Equity Method Investee [Line Items]
Ownership (%) (in hundredths)	100.00%
Thames Shipco LLC [Member]
Subsidiary or Equity Method Investee [Line Items]
Ownership (%) (in hundredths)	100.00%
Valentia Shipholding LLC [Member]
Subsidiary or Equity Method Investee [Line Items]
Ownership (%) (in hundredths)	100.00%
Fair Isle Shipco LLC [Member]
Subsidiary or Equity Method Investee [Line Items]
Ownership (%) (in hundredths)	100.00%
Faroe Shipco LLC [Member]
Subsidiary or Equity Method Investee [Line Items]
Ownership (%) (in hundredths)	100.00%
Plymouth Shipco LLC [Member]
Subsidiary or Equity Method Investee [Line Items]
Ownership (%) (in hundredths)	100.00%
Portland Shipco LLC [Member]
Subsidiary or Equity Method Investee [Line Items]
Ownership (%) (in hundredths)	100.00%
Trafalgar Shipco LLC [Member]
Subsidiary or Equity Method Investee [Line Items]
Ownership (%) (in hundredths)	100.00%
Hebrides Shipco LLC [Member]
Subsidiary or Equity Method Investee [Line Items]
Ownership (%) (in hundredths)	100.00%
Sole Shipco LLC [Member]
Subsidiary or Equity Method Investee [Line Items]
Ownership (%) (in hundredths)	100.00%
Biscay Shipco LLC [Member]
Subsidiary or Equity Method Investee [Line Items]
Ownership (%) (in hundredths)	100.00%
Dover Shipco LLC [Member]
Subsidiary or Equity Method Investee [Line Items]
Ownership (%) (in hundredths)	100.00%